INCOME TAXES	12 Months Ended
Dec. 31, 2022
Notable Labs Inc [Member]
Restructuring Cost and Reserve [Line Items]
INCOME TAXES

Note 12. Income Taxes

The reconciliation of the federal statutory income tax to the Company’s effective income tax expense from the year ended December 31, 2022 and December 31, 2021 is as follows (in thousands):

	Year Ended December 31,
	2022	2021
Federal statutory income tax	21.0%	21.0%
State income taxes	7.7	5.9
PPP loan forgiveness	1.5	1.0
Share-based compensation	(0.2)	(0.6)
R&D credits	4.2	5.1
ASC 740-10 reserve	(1.0)	(1.3)
SAFE Liability remeasurement	(3.7)	—
Other	(1.0)	(0.1)
Change in valuation allowance	(28.5)	(31.0)
Total provision for income taxes	—%	—%

Deferred income taxes reflect the net tax effect of temporary differences between amounts recorded for financial reporting purposes and the amounts used for tax purposes. Deferred income taxes consist of the following (in thousands):

	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$15,403	$13,176
Tax credit carryforwards	2,675	2,227
Property and equipment	23	7
Capitalized research and experimental cost	1,401	—
Stock compensation	252	228
Other	96	113
Subtotal	19,850	15,751
Valuation allowance	(19,850)	(15,751)
Net deferred tax assets (liabilities)	$—	$—

A valuation allowance is provided when it is more likely than not that the deferred tax assets will not be realized. Due to the uncertainties surrounding the realization of deferred tax assets through future taxable income, the Company has provided a full valuation allowance and therefore no benefit has been recognized for the net operating loss carryforwards and other deferred tax assets.

The valuation allowance increased by $4.1 million during the year ended December 31, 2022. As of December 31, 2022, the Company had federal and state net operating loss (“NOL”) carryforwards of approximately $57.4 million and $38.1 million, respectively. As of December 31, 2021, the Company had federal and state net NOL carryforwards of $51.9 million and $26.0 million, respectively. Federal and State net operating loss carryforwards will begin to expire in 2034, if not utilized.

As of December 31, 2022, the Company had federal and California research and development (“R&D”) credit carryforwards of approximately $1.9 million and $1.6 million, respectively. As of December 31, 2021, the Company had federal and California research and development (“R&D”) credit carryforwards of approximately $1.6 million and $1.4 million, respectively. The Federal R&D credit carryforwards will begin to expire in 2034, if not utilized. California R&D credit carryforward may be carried forward indefinitely.

The Company’s ability to utilize net operating losses in the future may be subject to substantial restriction in the event of past or future ownership changes as defined in Section 382 of the Internal Revenue Code and similar state tax laws. In the event the Company should experience an ownership change, as defined, utilization of its net operating loss carryforwards and credits may be subject to a substantial annual limitation. The annual limitation may result in the expiration of net operating losses and credits before utilization.

The Company complies with ASC 740-10, Accounting for Uncertainty in Income Taxes, which prescribes a comprehensive model for the recognition, measurement, presentation and disclosure in financial statements of any uncertain tax positions that have been taken or expected to be taken on a tax return. The Company adopted the provisions set forth in FASB ASC Topic 740-10, issued originally as FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes. This pronouncement sets a “more likely than not” criterion for recognizing the tax benefit of uncertain tax positions.

Uncertain tax positions are comprised as follows:

	December 31,
	2022	2021

Balance at the beginning of the period	$742	$536
Additions for tax positions taken in current year	150	206
Ending balance	$892	$742

In connection with the unrecognized tax benefits noted above, no penalties and interest were recognized at December 31, 2022. The Company does not anticipate any adjustments that would result in a material change in its unrecognized tax benefits within twelve months of the reporting date.

The Company files federal income tax returns and income tax returns for several states within the United States. The Company is not currently under examination by income tax authorities in Federal or State jurisdictions. All tax returns will remain open for examination by the Federal and State authorities for three and four years, respectively, from the date of utilization of any NOL.